Income Tax Expenses	12 Months Ended
Mar. 31, 2026
Income Tax Expenses [Abstract]
INCOME TAX EXPENSES
24	INCOME TAX EXPENSES

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Current tax expense based on profit for the financial year	705	800	278

Tax expense is calculated at the rate prevailing in the respective jurisdictions of the Company’s operations.

The numerical reconciliations between the tax expense and the product of accounting profit multiplied by the applicable tax rates of the Company are as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Profit before income taxes	3,989	3,619	263
Tax at statutory tax rate	671	733	43
Tax effects in respect of :
- Non-deductible expenses	34	67	235
	705	800	278